EQUITY - 2019 Registered Direct Offering Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Change in fair value of derivative liabilities			$ (1,641,650)	$ (5,185,309)	$ (6,951,482)	$ 1,710,415
Twenty Nineteen Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	16,841		16,841		16,841	21,244
Change in fair value of derivative liabilities	$ 524	$ 32,150	$ 12,220	$ 168,230	$ 185,727	$ (1,372,966)
Fair value of the derivative instrument	$ 218		$ 218		$ 12,438	$ 243,840
Twenty Nineteen Registered Direct Offering Warrants [Member] | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	168,411		168,411		168,411	212,440